SCHEDULE FAIR VALUE WARRANTS (Details)	Jun. 30, 2023 $ / shares	Jun. 20, 2023 $ / shares	Dec. 31, 2022 $ / shares
Common stock price			$ 11.09
Fair value			11.89
Penny Warrants [Member]
Common stock price	$ 1.48		11.09
Fair value	1.48		$ 11.89
Offering Warrants [Member]
Common stock price	1.48	$ 1.50
Fair value	$ 1.19	$ 1.21
Measurement Input, Share Price [Member]
Warrant measurement input			0.01
Measurement Input, Share Price [Member] | Penny Warrants [Member]
Warrant measurement input	0.01		0.01
Measurement Input, Share Price [Member] | Offering Warrants [Member]
Warrant measurement input	2.00	2.00
Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input			0
Measurement Input, Expected Dividend Rate [Member] | Penny Warrants [Member]
Warrant measurement input	0		0
Measurement Input, Expected Dividend Rate [Member] | Offering Warrants [Member]
Warrant measurement input	0	0
Measurement Input, Expected Term [Member]
Warrant term			9 years 9 months 7 days
Measurement Input, Expected Term [Member] | Penny Warrants [Member]
Warrant term	9 years 3 months 7 days		9 years 9 months 7 days
Measurement Input, Expected Term [Member] | Offering Warrants [Member]
Warrant term	4 years 11 months 23 days	5 years
Measurement Input, Price Volatility [Member]
Warrant measurement input			90.00
Measurement Input, Price Volatility [Member] | Penny Warrants [Member]
Warrant measurement input	119.00		90.00
Measurement Input, Price Volatility [Member] | Offering Warrants [Member]
Warrant measurement input	119.00	118.00
Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			3.90
Measurement Input, Risk Free Interest Rate [Member] | Penny Warrants [Member]
Warrant measurement input	3.80		3.90
Measurement Input, Risk Free Interest Rate [Member] | Offering Warrants [Member]
Warrant measurement input	4.10	4.00
Initial Measurement [Member]
Common stock price			$ 14.00
Fair value			13.99
Initial Measurement [Member] | 10 Warrants [Member]
Common stock price			14.00
Fair value			$ 10.42
Initial Measurement [Member] | Measurement Input, Share Price [Member]
Warrant measurement input			0.01
Initial Measurement [Member] | Measurement Input, Share Price [Member] | 10 Warrants [Member]
Warrant measurement input			10.00
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input			0
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | 10 Warrants [Member]
Warrant measurement input			0
Initial Measurement [Member] | Measurement Input, Expected Term [Member]
Warrant term			10 years
Initial Measurement [Member] | Measurement Input, Expected Term [Member] | 10 Warrants [Member]
Warrant term			10 years
Initial Measurement [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input			94.00
Initial Measurement [Member] | Measurement Input, Price Volatility [Member] | 10 Warrants [Member]
Warrant measurement input			85,000.00
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			3.90
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | 10 Warrants [Member]
Warrant measurement input			4.10